Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Debt securities	£ 33,536	£ 39,063
Repurchase agreements and other similar secured borrowing	2,032	7,378
Financial liabilities designated at fair value	204,446	217,741
Cumulative own credit net loss recognised	373	121
Contractual amount due on maturity [member]
Disclosure of financial liabilities [line items]
Debt securities	56,891	54,159
Deposits	25,725	32,053
Repurchase agreements and other similar secured borrowing	128,845	139,626
Other financial liabilities	675	0
Financial liabilities designated at fair value	212,136	225,838
Fair value [member]
Disclosure of financial liabilities [line items]
Debt securities	49,559	46,649
Deposits	25,526	31,706
Repurchase agreements and other similar secured borrowing	128,686	139,386
Other financial liabilities	675	0
Financial liabilities designated at fair value	£ 204,446	£ 217,741